Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2018
Patents and technical know-how [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Patents and technical know-how [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	12 years
Dealer network [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	20 years
Intellectual property rights [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Intellectual property rights [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Software [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	1 year
Software [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	8 years